SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 02, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2021 CNY (¥) segment shares	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 CNY (¥) segment shares	Dec. 31, 2019 CNY (¥) segment shares	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)
Significant accounting policies
Accumulated deficit			¥ (7,590,382)		¥ (7,235,113)		$ (1,191,097)
Recorded credit loss			18,399	$ 2,887	2,393	¥ 1,557
Internal use software development costs, Amount capitalized			¥ 11,422		¥ 8,684	¥ 13,189	1,792
Lease, Practical Expedients, Package		true
Percentage of interest in limited partnerships applies the equity method of accounting			3.00%	3.00%
Number of reporting units | segment			1	1	1	1
Impairment of long-lived assets			¥ 109,267	$ 17,146	¥ 81,619
Deferred revenue			55,695		63,245		$ 8,740
Revenue recognized			53,499	8,395
Advertising expense			7,272	$ 1,141	¥ 7,779	¥ 6,095
Share repurchase plan, shares repurchased (in shares) | shares					0	242,830
Share Repurchase Plan, share value			¥ 1,704,890		¥ 130,650	¥ 11,840
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update (ASU) 2016-13
Significant accounting policies
Accumulated deficit								¥ 2,740
American Depository Shares
Significant accounting policies
Share Repurchase Plan, period	13 months
Share repurchase plan, shares repurchased (in shares) | shares			0	0	0	242,830
Share Repurchase Plan, share value					¥ 0	¥ 11,840
Maximum
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)			6.3726				6.3726
Maximum | American Depository Shares
Significant accounting policies
Share Repurchase Plan, value | $	$ 20,000